CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income for the year	$ (18,403)	$ 112,211	$ (47,065)
Adjustments for:
Amortization, depreciation and depletion	8,287	5,712	6,732
Exchange differences on foreign currency transactions	(3,724)	(4,228)	12,344
(Gain) loss on short-term securities	(931)	(3,856)	1
Gain on dispositions of subsidiaries, net	(2,243)	(25,099)	(1,087)
Reversal of impairment of hydrocarbon and resource properties and property, plant and equipment		(188,203)	(8,945)
Share-based compensation		69	2,876
Deferred income taxes	98	55,238	3,141
Market value decrease (increase) on commodity inventories	(160)	109	(400)
Interest accretion	743	373	412
Change in fair value of investment property and real estate held for sale	(3,122)
Change in fair value of a loan payable measured at FVTPL	979	167
Credit losses	13,398	34,985	23,923
Write-downs of inventories	1,822
Write-offs of intangible assets and prepaid	18	2,129
Gains on settlements and derecognition of liabilities	(1,168)	(9,502)	(3,779)
Loss on settlement		5,600
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term cash deposits		197
Short-term securities	(6,384)	(1,050)
Receivables	(466)	10,264	30,188
Inventories	1,551	(1,429)	19,588
Restricted cash	159	(275)
Deposits, prepaid and other	(468)	70	8,361
Assets held for sale	396		12,636
Short-term bank borrowings		(1,621)	(34,513)
Account payables and accrued expenses	(157)	435	(26,513)
Income tax liabilities	(35)	(1,046)	21
Accrued pension assets, net of obligations			(54)
Other	3	1,559	(1,064)
Cash flows (used in) provided by operating activities	(9,807)	(7,191)	(3,197)
Cash flows from investing activities:
Purchases of securities		(1,199)
Purchases of property, plant and equipment, net	(720)	(198)	(4,783)
Acquisition of intangible assets			(765)
Proceeds from sales of investments, net			526
Proceeds from sales of investment property		1,018
Increase in loan receivables	(843)		(590)
Decrease in loan receivables			725
Acquisition of indemnification asset	(6,737)
Acquisitions of subsidiaries, net of cash and cash equivalents acquired			(44)
Dispositions of subsidiaries, net of cash and cash equivalents disposed of	(1,902)	(825)	(8,384)
Other		(77)	255
Cash flows used in investing activities	(10,202)	(1,281)	(3,494)
Cash flows provided by (used in) financing activities:
Issuance of bond payables	36,511
Payments of commissions, fees and expenses on issuance of bond payable	(1,078)
Reductions in lease liabilities	(872)
Debt repayment			(42,253)
Exercise of stock options	231
Cash paid under the plan of arrangement			(43)
Shares issued to non-controlling interests			1,177
Return of capital to non-controlling interests		(52)
Dividends paid to non-controlling interests		(805)	(1,601)
Cash flows provided by (used in) financing activities	34,792	(857)	(42,720)
Exchange rate effect on cash and cash equivalents	(4,269)	2,219	3,605
Decrease in cash and cash equivalents	10,514	(7,110)	(45,806)
Cash and cash equivalents, beginning of year	67,760	74,870	120,676
Cash and cash equivalents, end of year	78,274	67,760	74,870
Supplemental cash flows disclosure (for additional information, see Note 25)
Interest received	1,282	906	1,079
Dividends received		168
Interest paid	(342)	(1,198)	(4,575)
Income taxes paid	$ (780)	$ (2,626)	$ (1,704)